Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	May 31, 2022
Entity Registrant Name	FIRST EAGLE FUNDS
Entity Central Index Key	0000906352
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Aug. 12, 2022
Document Effective Date	Aug. 15, 2022
Prospectus Date	Aug. 15, 2022
First Eagle U.S. Smid Cap Opportunity Fund | Class A
Prospectus:
Trading Symbol	FEMAX
First Eagle U.S. Smid Cap Opportunity Fund | Class I
Prospectus:
Trading Symbol	FESMX
First Eagle U.S. Smid Cap Opportunity Fund | Class R6
Prospectus:
Trading Symbol	FEXRX